COMMON SHARES (Details Narrative)																	1 Months Ended					2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 20, 2016 shares	Dec. 14, 2016 USD ($) shares	Aug. 16, 2016 shares	Aug. 07, 2016 shares	Jul. 17, 2015 USD ($) shares	Jul. 06, 2015 USD ($) shares	Jul. 02, 2015 USD ($) shares	Jun. 12, 2015 USD ($) shares	Jun. 02, 2015 USD ($) shares	Apr. 15, 2015 USD ($) shares	Apr. 13, 2015 USD ($) shares	Mar. 12, 2015 USD ($) shares	Jan. 05, 2015 USD ($) $ / shares shares	Dec. 08, 2014 shares	Oct. 28, 2014 shares	Oct. 03, 2014 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Mar. 19, 2015 USD ($) shares	Oct. 31, 2014 USD ($) Number	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($) Number	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	May 18, 2016 $ / shares
Issuance of shares for services (in shares)	850,000		400,000	143,000
Value of common stock issued for services | $																							$ 136,000		$ 745,000	$ 1,574,000
Issuance of common stock (in shares)		7,658,129							13,930,742
Value of common stock issued upon new issue | $		$ 84,000							$ 146,000														$ 215,000		$ 717,000	$ 347,000
Beneficial principal loan converted | $																								$ 1,480,716
Number of shares issued upon conversion | Number																								75,060,414
Exercise price (in dollars per share) | $ / shares																											$ 0.058
Service Agreement [Member]
Issuance of shares for services (in shares)															335,000
Investor [Member]
Issuance of shares for services (in shares)												109,039						8,035,000	3,250,000	6,114,867		3,765,000
Value of common stock issued for services | $												$ 14,000						$ 199,000	$ 136,000	$ 738,000		$ 150,000
Beneficial principal loan converted | $																					$ 42,000
Number of shares issued upon conversion | Number																					471,967
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Exercise price (in dollars per share) | $ / shares													$ 0.001
Non-US Personnel (Subscription Agreement) [Member]
Issuance of common stock (in shares)					2,318,183
Value of common stock issued upon new issue | $					$ 39,000
Non-US Entity (Subscription Agreement) [Member]
Issuance of common stock (in shares)						2,428,571
Value of common stock issued upon new issue | $						$ 51,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Issuance of common stock (in shares)								8,484,848		1,630,000
Value of common stock issued upon new issue | $								$ 140,000		$ 48,000
Number of shares options to purchase													1,000,000
Value of common stock options | $													$ 158,000
Non-US Person (Subscription Agreement) [Member]
Issuance of common stock (in shares)							2,000,000				416,667
Value of common stock issued upon new issue | $							$ 32,000				$ 25,000
Carter Terry [Member]
Issuance of shares for services (in shares)														209,000
Non-US Citizen (Consulting Agreement) [Member]
Issuance of shares for services (in shares)																2,000,000
Value of common stock issued for services | $																$ 217,000
Number of shares options to purchase																500,000
Exercise price of options (in dollars per share) | $ / shares																$ 0.001
Non-US Person (Financial Advisor & Investment Banker Settlement Agreement) [Member]
Issuance of shares for services (in shares)																	1,128,237
Value of common stock issued for services | $																	$ 13,000
Maxim Group LLC [Member]
Issuance of shares for services (in shares)																	3,474,405
Value of common stock issued for services | $																	$ 34,000